MFS® Investment Management
500 Boylston Street, Boston, MA  02116-3741
617.954.5000    mfs.com

March 1, 2010

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XV (the “Trust”) (File Nos. 2-96738 and 811-4253) on behalf of MFS® Diversified Target Return Fund (the “Fund”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Fund do not differ from those contained in Post-Effective Amendment No. 40 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 25, 2010.

Please call the undersigned at (617) 954-5843 or Susan Peabody at (617) 954-6559 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn